CALVERT SOCIAL INVESTMENT FUND

CSIF Balanced Fund

CSIF Equity Fund

CSIF Enhanced Equity Fund

CSIF Bond Fund

CALVERT WORLD VALUES FUND, INC.

Calvert World Values International Equity Fund

Calvert Capital Accumulation Fund

CALVERT SOCIAL INDEX SERIES, INC.

Calvert Social Index Fund

CALVERT IMPACT FUND, INC.

Calvert Large Cap Growth Fund

THE CALVERT FUND

Calvert New Vision Small Cap Fund

Calvert Income Fund

Calvert Short Duration Fund

SUPPLEMENT DATED MAY 24, 2004 TO THE CLASS I (INSTITUTIONAL) SHARES PROSPECTUS DATED JANUARY 31, 2004

The second paragraph under the section titled "How To Open An Account" on page 32 of the Prospectus is replaced with the following:

Minimum To Open An Account:  $1,000,000 per Fund.  The $1 million initial investment may be waived for:

            -           Certain omnibus accounts such as fund supermarkets or employer-sponsored retirement or employee benefit plan accounts; and

            -           Investors who have executed a Letter of Intent agreeing to invest $1 million over a certain period of time through a series of purchases of Class I shares.

Class I accounts of an investor and any person related to or affiliated with the investor may be aggregated for purposes of applying the $1 million initial investment minimum to the investor, but no more than three accounts may be aggregated.

Calvert reserves the right, in its discretion, to waive the investment minimum.

The Average Annual Total Return table for CSIF Balanced on page 2 of the Prospectus is replaced with the following:

Average Annual Total Returns (as of 12-31-03)

	1 year	Since
		Inception[1]
CSIF Balanced:
Return before taxes	17.81%	0.95%
Return after taxes on distributions	17.12%	-0.89%
Return after taxes on distributions and sale of Fund shares	11.53%	-0.19%
Russell 1000 Index	29.89%	-0.20%
Lehman Aggregate Bond Index TR	4.10%	7.09%
Lehman U.S. Credit Index	7.70%	7.67%
Lipper Balanced Funds Avg.	19.09%	2.66%

1 Since inception of Class I shares (2/28/99).

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

The Average Annual Total Return table for CWVF International Equity  on page 12 of the Prospectus is replaced with the following:

Average Annual Total Returns (as of 12-31-03)

	1 year	Since
		Inception[1]
CWVF International Equity:
Return before taxes	30.11%	-0.65%
Return after taxes on distributions	30.32%	-1.43%
Return after taxes on distributions and sale of Fund shares	20.26%	-0.91%
MSCI EAFE Index GD	39.17%	0.82%
Lipper International Funds Average	34.74%	1.63%

1 Since inception of Class I shares (2/28/99).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)